Expenses by Nature - Summary of Expenses by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [abstract]
Clinical trials related expenses	¥ 551,771	¥ 424,724	¥ 107,440
Employee benefit expenses (Note 6)	143,819	120,173	27,243
Professional service fees (i)	69,312	69,498	31,784
R&D materials and consumable supplies	7,990	13,718	2,127
Depreciation and amortization	6,940	4,082	1,436
Office expenses	5,056	3,653	3,052
Expense related to Series C financing (ii)			19,655
Others	6,767	4,618	5,915
Total expenses, by nature	¥ 791,655	¥ 640,466	¥ 198,652